Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposit, facility lease	$ 52,100	$ 50,000
Prepaid expenses	47,041	35,150	625
Other current assets	$ 99,141	$ 85,150	$ 625